Property, Plant and Equipment - Summary of Movements of Property, Plant and Equipment (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	¥ 367,401		¥ 384,475
End of year	364,187	$ 55,814	367,401
As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			384,132
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	986,664		986,563
Additions	68,927		56,435
Transfer to other assets	(5,649)		(4,415)
Disposals	(59,683)		(51,458)
End of year	990,259		986,664
Carrying amount [member] | Impact On Initial Application Of Ifrs 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impact of initial adoption of IFRS16			(461)
Carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			986,102
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(619,263)		(602,088)
Charge for the year	(62,624)		(65,012)
Disposals	55,815		47,719
End of year	(626,072)		(619,263)
Accumulated depreciation, amortization and impairment [member] | Impact On Initial Application Of Ifrs 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impact of initial adoption of IFRS16			118
Accumulated depreciation, amortization and impairment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			(601,970)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	38,320		39,654
End of year	37,415		38,320
Buildings [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			39,654
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	75,160		73,876
Additions	34		160
Transfer from CIP	1,801		1,279
Disposals	(337)		(155)
End of year	76,658		75,160
Buildings [member] | Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			73,876
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(36,840)		(34,222)
Charge for the year	(2,680)		(2,744)
Disposals	277		126
End of year	(39,243)		(36,840)
Buildings [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			(34,222)
Telecommunications equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	269,688		297,174
End of year	273,221		269,688
Telecommunications equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			296,831
Telecommunications equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	833,423		846,385
Additions	767		225
Transfer from CIP	64,847		36,871
Disposals	(57,643)		(49,597)
End of year	841,394		833,423
Telecommunications equipment [member] | Carrying amount [member] | Impact On Initial Application Of Ifrs 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impact of initial adoption of IFRS16			(461)
Telecommunications equipment [member] | Carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			845,924
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(563,735)		(549,211)
Charge for the year	(58,319)		(60,598)
Disposals	53,881		45,956
End of year	(568,173)		(563,735)
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member] | Impact On Initial Application Of Ifrs 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impact of initial adoption of IFRS16			118
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			(549,093)
Office furniture, fixtures, motor vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	4,434		4,521
End of year	4,614		4,434
Office furniture, fixtures, motor vehicles and other equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			4,521
Office furniture, fixtures, motor vehicles and other equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	20,092		20,080
Additions	306		369
Transfer from CIP	1,142		839
Disposals	(1,285)		(1,196)
End of year	20,255		20,092
Office furniture, fixtures, motor vehicles and other equipment [member] | Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			20,080
Office furniture, fixtures, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(15,658)		(15,559)
Charge for the year	(1,222)		(1,226)
Disposals	1,239		1,127
End of year	(15,641)		(15,658)
Office furniture, fixtures, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			(15,559)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	809		938
End of year	793		809
Leasehold improvements [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			938
Leasehold improvements [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	3,728		3,916
Additions	173		116
Transfer from CIP	214		194
Disposals	(414)		(498)
End of year	3,701		3,728
Leasehold improvements [member] | Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			3,916
Leasehold improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(2,919)		(2,978)
Charge for the year	(403)		(439)
Disposals	414		498
End of year	(2,908)		(2,919)
Leasehold improvements [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			(2,978)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	54,150		42,188
End of year	48,144		54,150
Construction-in-progress [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			42,188
Construction-in-progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	54,261		42,306
Additions	67,647		55,565
Transfer from CIP	(68,004)		(39,183)
Transfer to other assets	(5,649)		(4,415)
Disposals	(4)		(12)
End of year	48,251		54,261
Construction-in-progress [member] | Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			42,306
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(111)		(118)
Charge for the year			(5)
Disposals	4		12
End of year	¥ (107)		(111)
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year			¥ (118)